UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME / (LOSS) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Profit or loss [abstract]
(Loss) / Profit for the period	€ 6,186	€ (276,648)	€ 12,764	€ (45,267)	€ (327,313)	€ 12,011
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:
Currency translation differences	(163)	(1,496)	1,295	(1,578)	506	(1,854)
Other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent years:	(163)	(1,496)	1,295	(1,578)	506	(1,854)
Other comprehensive income / (loss) for the period, net of tax	(163)	(1,496)	1,295	(1,578)	506	(1,854)
Total comprehensive income / (loss) for the period	6,023	(278,144)	14,059	(46,845)	(326,807)	10,157
Attributable to:
Owners of the parent	5,636	(277,392)	11,905	(47,109)	(325,293)	6,076
Non-controlling interest	€ 387	€ (752)	€ 2,154	€ 264	€ (1,514)	€ 4,081